Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Offsetting assets
Gross Assets	$ 68.3
Gross Amounts Offset	(1.7)
Net Assets Presented	66.6
Net Amount	66.6
Non-Current Assets
Offsetting assets
Gross Assets	5.0	0.9
Net Assets Presented	5.0	0.9
Net Amount	5.0	0.9
Current Liabilities
Offsetting liabilities
Gross Liabilities	0.1	74.2
Gross Amounts Offset		(6.5)
Net Liabilities Presented	0.1	67.7
Cash Collateral Not Offset	(0.1)
Net Amount		67.7
Commodity Swaps | Current Assets
Offsetting assets
Gross Assets	68.3
Gross Amounts Offset	(1.7)
Net Assets Presented	66.6
Net Amount	66.6
Commodity Swaps | Non-Current Assets
Offsetting assets
Gross Assets	5.0	0.9
Net Assets Presented	5.0	0.9
Net Amount	5.0	0.9
Commodity Swaps | Current Liabilities
Offsetting liabilities
Gross Liabilities		74.2
Gross Amounts Offset		(6.5)
Net Liabilities Presented		67.7
Net Amount		67.7
Other Derivative Activity | Current Liabilities
Offsetting liabilities
Gross Liabilities	0.1
Net Liabilities Presented	0.1
Cash Collateral Not Offset	$ (0.1)